Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Schedule of Supplemental Balance Sheet Information Related to Operating Leases
Supplemental Consolidated Statement of Financial Position information related to leases consisted of the following at December 31:

	2023	2022
Operating leases:
Operating lease right-of-use assets	$1,690	$1,451
Current portion of lease liabilities	296	276
Non-current portion of lease liabilities	1,518	1,305

Total operating lease liabilities	$1,814	$1,581

Weighted average remaining lease term (years)	11	12
Weighted average discount rate	3.21%	4.13%

Schedule of Maturities of Operating Liabilities
Maturities of operating lease liabilities for the next five years are as follows:

Operating leases
2024	$358
2025	317
2026	279
2027	230
2028	182
Thereafter	1,032

Total lease payments	2,398
Less imputed interest	(584)

Total	$1,814